Income Tax Expense - Schedule of Income Tax Expense Reconciled to the Profit Before Tax (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Schedule of Income Tax Expense Reconciled to the Profit Before Tax [Abstract]
Profit before tax	$ 32,777	$ 98,673	$ 42,460	$ 45,298
Tax at the domestic income tax rate of 16.5%	5,408	16,281	7,006	7,474
Tax effect of income not taxable for tax purpose	(5,325)	(23,374)	(8,670)	(3,070)
Tax effect of expenses not deductible for tax purpose	58	6,421	963	51
Tax effect of share of losses of joint ventures	220		225	66
Tax effect of tax losses not recognized	931	1,643	1,193	289
Utilization of tax losses previously not recognized		(153)		(298)
Under(over) provision in prior years	704			(5)
Withholding tax on dividend income		892	68
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5)	(28)		(20)
Others				(2)
Income tax expense for the year/period	$ 1,991	$ 1,682	$ 785	$ 4,485